1095 Avenue of the Americas
New York, NY 10036-6797
+1 212 698 3500 Main
+1 212 698 3599 Fax
www.dechert.com

STUART STRAUSS

stuart.strauss@dechert.com
+1 212 698 3529 Direct
+1 212 698 0452 Fax

December 14, 2012

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:	Preliminary Proxy Materials for
Morgan Stanley Institutional Fund, Inc. (the “Fund”)
Multi-Asset Portfolio

Dear Mr. Greene:

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(b) of the General Rules and Regulations promulgated thereunder, the Fund hereby files via EDGAR a copy of the preliminary proxy materials for the Special Meeting of Shareholders of the Multi-Asset Portfolio, an existing series of the Fund.  No filing fee is required in connection with this filing.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 698-3529 or Kristin M. Hester at (212) 649-8796.

Very truly yours,

/s/ Stuart M. Strauss

Stuart M. Strauss

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